Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
		Nov. 30, 2021	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
End-of-lease ("EOL") and Maintenance Reserved ("MR") contract maintenance rights expense				$ 232,622	$ 7,048	$ 45,655
MR contract maintenance rights write-off offset by maintenance liability release				260,245	17,260	35,897
EOL contract maintenance rights write-off offset by EOL compensation received				191,478	114,472	51,463
EOL and MR contract maintenance rights write-off related to the Ukraine Conflict				(294,493)	0	0
Maintenance rights write-off	[1]			389,852	138,780	133,015
Increase in debt		$ 1,000,000
GECAS Transaction, stock issued during period, value		$ 6,600,000			6,582,960
Non-cash Investing and Financing Activities
Flight equipment reclassified to net investment in finance leases				34,300	12,500	46,600
Flight equipment reclassified to held for sale, net				378,800	397,600	83,500
Release to income upon sale				$ 71,668	$ 20,428	$ 95,000
Non-cash Investing and Financing Activities | Norwegian Air Shuttle ASA
Other assets and Accounts payable, accrued expenses and other liabilities increase due to NAS recapitalization			$ 185,700

[1]	Maintenance rights write-off consisted of the following:

End-of-lease ("EOL") and Maintenance Reserved ("MR") contract maintenance rights expense	$232,622	$7,048	$45,655
MR contract maintenance rights write-off offset by maintenance liability release	260,245	17,260	35,897
EOL contract maintenance rights write-off offset by EOL compensation received	191,478	114,472	51,463
EOL and MR contract maintenance rights write-off related to the Ukraine Conflict	(294,493)	—	—
Maintenance rights write-off	$389,852	$138,780	$133,015